Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

As of December 31, 2024 and 2023, Property and Equipment, net consists of:

	December 31,	December 31,
	2024	2023
Lab Equipment	$233,411	$132,911
Machinery	55,800	55,800
Computer Equipment	7,000	14,084
Furniture	3,030	3,030
Property and Equipment, at cost	299,241	205,825
Accumulated Depreciation	(149,433)	(148,064)
Property and Equipment, Net	$149,808	$57,761

Machinery of $55,800 has not yet been placed into service and therefore depreciation has not commenced as of December 31, 2024. Depreciation expenses for the years ended December 31, 2024 and 2023 were in the amount of $11,726 and $21,162, respectively.